SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Japanese statutory tax rate	34.59%	34.59%	34.59%
Entertainment expenses not deductible	53.00%	177.00%	240.00%
Effect of change in income tax rate for deferred tax assets	(92.00%)	35.00%
Change in valuation allowance	(64.00%)	(76.00%)	321.00%
Other adjustments	81.00%	181.00%	130.00%
Effective tax rate	34.37%	37.76%	41.50%